Consolidated Balance Sheets (Unaudited)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)
Current assets:
Cash and cash equivalents	$ 1,315,173	¥ 8,957,513	¥ 8,502,357
Restricted cash			1,347,795
Accounts receivable, net	49,710	338,567	281,446
Inventories, net	634,053	4,318,470	13,693,374
Prepayments	748,605	5,098,671	7,567,871
Short-term investments	545,972	3,718,561	26,214,992
Receivable for cryptocurrencies collateral			20,387,316
Cryptocurrencies, current	16,001,857	108,987,050	343,812,102
Cryptocurrencies, restricted	3,610,880	24,593,343
Derivative assets	6,123,248	41,704,830
Other current assets	1,349,107	9,188,636	9,057,772
Total current assets	30,378,605	206,905,641	430,865,025
Non-current assets:
Long-term investment	1,761,882	12,000,000	2,000,000
Property, plant and equipment, net	26,011,813	177,163,859	182,630,671
Intangible asset, net	6,646,211	45,266,678	45,759,600
Value-added tax recoverables, non-current	4,350,109	29,628,154	30,414,877
Cryptocurrencies, non-current	38,141,836	259,780,228	424,743,318
Operating lease right-of-use assets	874,355	5,955,147	3,090,851
Total non-current assets	77,786,206	529,794,066	688,639,317
TOTAL ASSETS	108,164,811	736,699,707	1,119,504,342
Current liabilities:
Short-term debts	3,376,940	23,000,000	43,000,000
Current portion of long-term debts	1,124,668	7,660,000	6,890,000
Borrowings denominated in cryptocurrencies	2,600,000	17,708,340	11,948,960
Accounts payable	1,865,400	12,705,052	19,424,629
Advance from customers	9,249,895	63,000,107	69,314,154
Operating lease liabilities, current	348,321	2,372,382	1,125,674
Other current liabilities	6,793,424	46,269,332	54,303,126
Total current liabilities	25,358,648	172,715,213	206,006,543
Non-current liabilities:
Long-term debts	25,689,648	174,969,625	170,902,834
Operating lease liabilities, non-current	501,635	3,416,589	1,696,750
Total non-current liabilities	26,191,283	178,386,214	172,599,584
Total liabilities	51,549,931	351,101,427	378,606,127
Shareholders’ equity:
Treasury shares	(2,893,399)	(19,706,651)	(1,666,859)
Additional paid-in capital	173,282,318	1,180,208,542	1,180,196,429
Accumulated deficit	(108,540,203)	(739,256,469)	(429,752,701)
Statutory reserves	975,952	6,647,109	6,647,109
Accumulated other comprehensive loss	(4,117,172)	(28,041,650)	(7,450,495)
Total Nano Labs Ltd shareholders’ equity	58,754,556	400,171,398	748,293,942
Noncontrolling interests	(2,139,676)	(14,573,118)	(7,395,727)
Total shareholders’ equity	56,614,880	385,598,280	740,898,215
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	108,164,811	736,699,707	1,119,504,342
Class A Ordinary Shares
Shareholders’ equity:
Ordinary shares, Value	41,643	283,623	283,565
Class B Ordinary Shares
Shareholders’ equity:
Ordinary shares, Value	$ 5,417	¥ 36,894	¥ 36,894